APPENDIX I
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

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1.       Name and address of issuer:

        *The Diversified Investors Funds Group II (formerly
         The Diversified Investors Strategic Allocation Funds)
         4 Manhattanville Road
         Purchase, New York 10577

        *This filing relates to the shares of the Trusts Strategic Allocation
         Series
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2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                           [X]


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3.       Investment Company Act File Number: 811-07495


         Securities Act File Number: 333-00295


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4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 2000

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


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5.       Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                     $380,551,917
                                                                     -----------
         (ii)    Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                       $100,630,493
                                                         -----------
         (iii)   Aggregate price of securities
                 redeemed or repurchased during any
                 prior fiscal year ending no earlier
                 than October 11, 1995 that were not
                 previously used to reduce registration
                 fees payable to the Commission:        $
                                                         -----------
         (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                      $100,630,493
                                                                     -----------
         (v)     Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                   $279,921,424
                                                                     -----------
         -----------------------------------------------------------
         (vi)    Redemption credits available for use   $(         )
                 in future years -- if Item 5(i) is       ---------
                 less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

         -----------------------------------------------------------
         (vii)   Multiplier for determining registration
                 fee.  (See Instruction C.9):                         x 0.00025
                                                                       --------
         (viii)  Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                                       =$69,980.36
                                                                      =========
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6.       Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$
                                                                      ---------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$69,980.36
                                                                      ---------
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9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: 3/27/2001

              Method of Delivery:

                                 [X]  Wire Transfer
                                 [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  Robert F. Colby
                           -----------------------------------------
                           Secretary
                           -----------------------------------------

Date March 22, 2001
    ----------------------

  *Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Strategic Allocation Funds
For the period ended December 29, 2000

                                          SHORT    INTERMEDIATE    LONG/INTERMEDIATE     SHORT/INT       LONG
                                         HORIZON     HORIZON           HORIZON            HORIZON       HORIZON         TOTAL
                                       ------------------------------------------------------------------------------------------
SAFS

Proceeds from issuance of shares....   26,685,161  114,107,786    114,022,927           27,286,602     65,126,253     347,228,730
Proceeds from dividends reinvested..    1,475,866   11,961,130     16,080,611            1,818,242      2,368,275      33,704,125
                                       ----------  -----------    -----------           ----------     ----------     -----------
Aggregate securities sold...........   28,161,027  126,068,916    130,103,538           29,104,845     67,494,529     380,932,855

Value of shares redeemed............    6,896,453   49,569,347     31,060,307            3,435,283      9,744,975     100,706,364
                                       ----------  -----------    -----------           ----------     ----------     -----------
Net Change..........................   21,264,574   76,499,569     99,043,231           25,669,562     57,749,554     280,226,491
                                       ----------  -----------    -----------           ----------     ----------     -----------
12/31/99 Cash Flow..................      (39,253)    (110,059)      (123,055)              (6,949)       (25,750)       (305,066)
                                       ----------  -----------    -----------           ----------     ----------     -----------
Net Change..........................   21,225,321   76,389,510     98,920,176           25,662,613     57,723,804     279,921,424
                                       ==========   ==========     ==========           ==========     ==========     ===========


Calculation of Fee:

Total change........................ $279,921,424
                                     ------------
Calculation @ .00025 per SEC........ $  69,980.36
                                     ============

Per Fund............................     5,306.33    19,097.38      24,730.04             6,415.65      14,430.95       69,980.36

                            SAF's 12/31/99 CASH FLOW
          ASSET          FUND           VALUATION      TRANSACTION  UNITS        PIS_CD
FUND      OWNER CO       DESC CD        DATE           AMOUNT
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98256     3              M20B           12/31/1999     39,532.04    3,743.57         1

          3              M20B           12/31/1999       (278.93)     (26.41)        2
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98740     3              M35B           12/31/1999      7,172.84     699.789         1

          3              M35B           12/31/1999       (223.79)     (21.83)        2
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98257     3              M21B           12/31/1999    111,783.77    8,843.65         1

          3              M21B           12/31/1999       -187.63     -14.844         4
          3              M21B           12/31/1999     -1,536.97    -121.596         2
                                                       ---------------------
                                                       (1,724.60)   (136.44)
                                                       =====================
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98258     3              M22B           12/31/1999        425.99      31.323         3
          3              M22B           12/31/1999    178,361.96   13,114.85         1
          3              M22B           12/31/1999        512.45       37.68         3
                                                      ----------------------
                                                      179,300.40   13,183.85
                                                      ======================

          3              M22B           12/31/1999    -52,219.20   -3,839.65         4
          3              M22B           12/31/1999     -3,419.57     -251.44         2
          3              M22B           12/31/1999       -604.76     -44.468         4
          3              M22B           12/31/1999          -1.9       -0.14         4
                                                      ----------------------
                                                      (56,245.43)  (4,135.70)
                                                      ======================
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98745     3              M36B           12/31/1999     42,894.54    3,481.70         1
          3              M36B           12/31/1999        254.26      20.638         3
                                                      ----------------------
                                                       43,148.80    3,502.34
                                                      ======================

          3              M36B           12/31/1999    -16,595.05   -1,347.00         2
          3              M36B           12/31/1999       -803.67     -65.233         4
                                                      ----------------------
                                                      (17,398.72)  (1,412.23)
                                                      ======================
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